Interest-Bearing Bank Borrowings - Schedule of Interest-Bearing Bank Borrowings (Parentheticals) (Details)		Dec. 31, 2025	Dec. 31, 2024
Non Revolving Facility, 6.57% interest, due February 26, 2025, guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[1]		6.57%
Due date of bank borrowings	[1]		February 26, 2025
Non Revolving Facility, 3.85% interest, due February 13, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[2]		3.85%
Due date of bank borrowings	[2]		February 13, 2025
Non Revolving Facility, 3.40% interest, due October 28, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[3]		3.40%
Due date of bank borrowings	[3]		October 28, 2025
Non Revolving Facility, 5.50% interest, due November 2, 2025, guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[4]		5.50%
Due date of bank borrowings	[4]		November 2, 2025
Non Revolving Facility, 3.30% interest, due November 27, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[5]		3.30%
Due date of bank borrowings	[5]		November 27, 2025
Non Revolving Facility, 3.50% interest, due March 21, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[6]		3.50%
Due date of bank borrowings	[6]		March 21, 2025
Non Revolving Facility, 3.50% interest, due December 22, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[6]		3.50%
Due date of bank borrowings	[7]		December 22, 2025
Non Revolving Facility, 3.50% interest, due December 12, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[6]		3.50%
Due date of bank borrowings	[7]		December 12, 2025
Non Revolving Facility, 3.30% interest, due March 27, 2026, guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[3]	3.30%
Due date of bank borrowings	[3]	March 27, 2026
Non Revolving Facility, 4.50% interest, due May 9, 2026, guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[4]	4.50%
Due date of bank borrowings	[4]	May 9, 2026
Non Revolving Facility, 3.50% interest, due November 16, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[7]	3.50%
Due date of bank borrowings	[7]	November 16, 2026
Non Revolving Facility, 3.50% interest, due November 23, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[7]	3.50%
Due date of bank borrowings	[7]	November 23, 2026
Non Revolving Facility, 3.50% interest, due November 24, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[7]	3.50%
Due date of bank borrowings	[7]	November 24, 2026
Non Revolving Facility, 3.50% interest, due November 25, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[7]	3.50%
Due date of bank borrowings	[7]	November 25, 2026
Non Revolving Facility, 4.00% interest, due June 18, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[6]	4.00%
Due date of bank borrowings	[6]	June 18, 2026
Non Revolving Facility, 4.00% interest, due June 19, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on bank borrowings	[6]	4.00%
Due date of bank borrowings	[6]	June 19, 2026

[1]	In February 2024, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 3,000 and at an interest rate of 6.57% per annum, guaranteed by Adlai Hangzhou and Adlai Cayman. The non-revolving facility agreement was repaid at the maturity date of February 26, 2025.
[2]	In June 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 30,000 and at an interest rate of 3.85% per annum. The non-revolving facility agreement was repaid at the maturity date of February 13, 2025.
[3]	In October 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 3.40% per annum. The non-revolving facility agreement was repaid at the maturity date of October 28, 2025. In March 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 3.30% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement will be repaid at the maturity date of March 27, 2026.
[4]	In November 2024, Adlai Cayman entered into a non-revolving facility agreement for a facility amount of USD 10,810 and at an interest rate of 5.50% per annum, guaranteed by Adlai Hangzhou. The non-revolving facility agreement was repaid at the maturity date of November 2, 2025. In May 2025, Adlai Cayman entered into a non-revolving facility agreement for a facility amount of USD 13,200 and at an interest rate of 4.50% per annum, guaranteed by Adlai Hangzhou. The non-revolving facility agreement will be repaid at the maturity date of May 9, 2026.
[5]	In November 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.30% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 27, 2025. And on April 24, 2025, Adlai Hangzhou repaid it before the maturity date.
[6]	In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement was repaid at the maturity date of March 21, 2025. And on March 17, 2025, Adlai Hangzhou repaid it before the maturity date. In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement was repaid at the maturity date of December 12, 2025. In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement was repaid at the maturity date of December 22, 2025. In December 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum. The non-revolving facility agreement will be repaid at the maturity date of June 18, 2026. In December 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum. The non-revolving facility agreement will be repaid at the maturity date of June 19, 2026.
[7]	In November 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 16, 2026. In November 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 23, 2026. In November 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 24, 2026. In November 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 25, 2026.